Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory1 [Line Items]
Current ore stockpiles	$ 62,076	$ 80,302
Inventory write-down	1,000
Non-current ore stockpiles	67,891	56,497
Fekola Mine
Inventory1 [Line Items]
Current ore stockpiles	14,000	59,000
Non-current ore stockpiles	9,000	6,000
Otjikoto Mine
Inventory1 [Line Items]
Current ore stockpiles	10,000	7,000
Non-current ore stockpiles	50,000	44,000
Masbate Mine
Inventory1 [Line Items]
Current ore stockpiles	15,000	14,000
Non-current ore stockpiles	9,000	6,000
Goose Project
Inventory1 [Line Items]
Current ore stockpiles	$ 23,000	$ 0